Income taxes - Additional Information (Detail) - CNY (¥)		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate		25.00%	25.00%	25.00%
Withholding Income Tax Rate		10.00%
Net operating loss carryforwards		¥ 26,324,999	¥ 0
Deferred tax assets		2,893,183	0
Deferred Tax Assets, Valuation Allowance		¥ 3,688,042	¥ 0
Financial management system scheme of Lishui Development Zone (Park) [Member]
Tax Credit Carryforward [Line Items]
Percentage of Reduced Income Tax Rate Eligible As Per Scheme		40.00%
Inland Revenue, Hong Kong [Member]
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate		16.50%	16.50%	16.50%
Withholding Income Tax Rate		5.00%
Inland Revenue, Hong Kong [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Ownership Percentage		25.00%
State Administration of Taxation, China [Member]
Tax Credit Carryforward [Line Items]
Statutory Income Tax Rate	25.00%	15.00%